LEASES - Maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
LEASES
2024		$ 207,155
2025	$ 149,975	123,546
2026	93,734	55,499
2027	53,116
Total undiscounted lease payments	296,825	386,200
Less: imputed interest	(13,180)	(16,585)
Total lease liabilities	$ 283,645	$ 369,615